Plant and equipment (Details)	6 Months Ended
Apr. 30, 2022 USD ($)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	$ 26,389,463
Property, plant and equipment at end of period	70,402,519
Plant equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	4,725,719
Property, plant and equipment at end of period	5,665,403
Storage containers
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	53,447
Property, plant and equipment at end of period	74,726
Vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	129,984
Property, plant and equipment at end of period	168,652
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	5,654,520
Property, plant and equipment at end of period	6,632,617
Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	15,638,165
Property, plant and equipment at end of period	57,273,013
Computer equipment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	187,628
Property, plant and equipment at end of period	588,108
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	28,576,230
Additions	45,163,837
Increase (decrease) through transfers from construction in progress, property, plant and equipment	0
Property, plant and equipment at end of period	73,740,067
Cost | Plant equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	6,275,419
Additions	12,622
Increase (decrease) through transfers from construction in progress, property, plant and equipment	1,668,065
Property, plant and equipment at end of period	7,956,106
Cost | Storage containers
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	67,619
Additions	0
Increase (decrease) through transfers from construction in progress, property, plant and equipment	25,733
Property, plant and equipment at end of period	93,352
Cost | Vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	179,298
Additions	62,000
Increase (decrease) through transfers from construction in progress, property, plant and equipment	0
Property, plant and equipment at end of period	241,298
Cost | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	6,219,456
Additions	1,278,253
Increase (decrease) through transfers from construction in progress, property, plant and equipment	10,450
Property, plant and equipment at end of period	7,508,159
Cost | Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	15,638,165
Additions	43,648,651
Increase (decrease) through transfers from construction in progress, property, plant and equipment	(2,013,803)
Property, plant and equipment at end of period	57,273,013
Cost | Computer equipment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	196,273
Additions	162,311
Increase (decrease) through transfers from construction in progress, property, plant and equipment	309,555
Property, plant and equipment at end of period	668,139
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(2,186,767)
Depreciation	(1,150,781)
Property, plant and equipment at end of period	(3,337,548)
Accumulated depreciation | Plant equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(1,549,700)
Depreciation	(741,003)
Property, plant and equipment at end of period	(2,290,703)
Accumulated depreciation | Storage containers
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(14,172)
Depreciation	(4,454)
Property, plant and equipment at end of period	(18,626)
Accumulated depreciation | Vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(49,314)
Depreciation	(23,332)
Property, plant and equipment at end of period	(72,646)
Accumulated depreciation | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(564,936)
Depreciation	(310,606)
Property, plant and equipment at end of period	(875,542)
Accumulated depreciation | Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	0
Depreciation	0
Property, plant and equipment at end of period	0
Accumulated depreciation | Computer equipment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(8,645)
Depreciation	(71,386)
Property, plant and equipment at end of period	$ (80,031)